property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2019		$29,855	$3,273	$1,173	$48	$779	$35,128	$101	$1,011	$31	$1,143	$36,271
Additions [1]		1,073	42	84	—	1,217	2,416	219	274	16	509	2,925
Additions arising from business acquisitions		127	3	12	—	—	142	—	12	11	23	165
Dispositions, retirements and other		(644)	(125)	(48)	—	—	(817)	(101)	(18)	2	(117)	(934)
Assets under construction put into service		1,302	121	152	—	(1,575)	—	—	—	—	—	—
Net foreign exchange differences		—	—	—	—	—	—	—	(12)	—	(12)	(12)
As at December 31, 2019		31,713	3,314	1,373	48	421	36,869	219	1,267	60	1,546	38,415
Additions [1]		998	43	62	5	1,191	2,299	282	224	24	530	2,829
Additions arising from business acquisitions	18(b)	4	22	12	—	—	38	—	74	6	80	118
Dispositions, retirements and other		(497)	(70)	(142)	—	—	(709)	(2)	(64)	(8)	(74)	(783)
Assets under construction put into service		752	119	100	1	(972)	—	—	—	—	—	—
Net foreign exchange differences		2	—	(2)	—	—	—	—	5	—	5	5
As at December 31, 2020		$32,972	$3,428	$1,403	$54	$640	$38,497	$499	$1,506	$82	$2,087	$40,584
ACCUMULATED DEPRECIATION
As at January 1, 2019		$20,299	$2,050	$789	$—	$—	$23,138	$1	$—	$—	$1	$23,139
Depreciation [2]		1,473	120	135	—	—	1,728	13	177	11	201	1,929
Dispositions, retirements and other		(712)	(118)	(49)	—	—	(879)	(8)	(3)	5	(6)	(885)
As at December 31, 2019		21,060	2,052	875	—	—	23,987	6	174	16	196	24,183
Depreciation [2]		1,547	127	158	—	—	1,832	37	221	17	275	2,107
Dispositions, retirements and other		(489)	(70)	(142)	—	—	(701)	—	(16)	(6)	(22)	(723)
Net foreign exchange differences		2	—	(2)	—	—	—	—	3	—	3	3
As at December 31, 2020		$22,120	$2,109	$889	$—	$—	$25,118	$43	$382	$27	$452	$25,570
NET BOOK VALUE
As at December 31, 2019		$10,653	$1,262	$498	$48	$421	$12,882	$213	$1,093	$44	$1,350	$14,232
As at December 31, 2020		$10,852	$1,319	$514	$54	$640	$13,379	$456	$1,124	$55	$1,635	$15,014
1	For the year ended December 31, 2020, additions include $157 (2019 – $153) in respect of asset retirement obligations (see Note 25).
2	For the year ended December 31, 2020, depreciation includes $23 (2019 - $5) in respect of impairment of real estate right-of-use lease assets.